Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 376,739	$ 196,859	$ 179,078